Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Shareholders' equity	Share capital	Share premium	Retained earnings	Translation reserve	Available-for-sale securities reserves	Non-controlling interests	Total
Reserves
Profit for the period	$ 1,152			$ 1,152			$ 6	$ 1,158
Other comprehensive income (loss)	2,185			(94)	$ 46	$ 2,233		2,185
Total comprehensive income for the period from continuing operations	3,337			1,058	46	2,233	6	3,343
Total comprehensive income from discontinued operations for the period	839			838	1			839
Total comprehensive income for the period	4,176			1,896	47	2,233	6	4,182
Dividends	(1,108)			(1,108)				(1,108)
Reserve movements in respect of share-based payments	3			3				3
Share capital and share premium
New share capital subscribed	13		$ 13					13
Foreign exchange translation differences due to change in presentation currency	(4)	$ (1)	(3)					(4)
Treasury shares
Movement in own shares in respect of share-based payment plans	(12)			(12)				(12)
Movement in Prudential plc shares purchased by unit trusts consolidated under IFRS	1			1				1
Net increase (decrease) in equity	3,069	(1)	10	780	47	2,233	6	3,075
Balance at beginning of period at Dec. 31, 2018	21,968	166	2,502	21,817	(2,050)	(467)	23	21,991
Balance at end of period at Jun. 30, 2019	25,037	165	2,512	22,597	(2,003)	1,766	29	25,066
Share capital and share premium
New share capital subscribed			22
Foreign exchange translation differences due to change in presentation currency		6	101
Balance at beginning of period at Dec. 31, 2018	21,968	166	2,502	21,817	(2,050)	(467)	23	21,991
Balance at end of period at Dec. 31, 2019	19,477	172	2,625	13,575	893	2,212	192	19,669
Reserves
Profit for the period	512			512			22	534
Other comprehensive income (loss)	(222)				(200)	(22)	(1)	(223)
Total comprehensive income for the period from continuing operations								311
Total comprehensive income for the period	290			512	(200)	(22)	21	311
Dividends	(674)			(674)			(16)	(690)
Reserve movements in respect of share-based payments	29			29				29
Effect of transactions relating to non-controlling interests	32			32				32
Share capital and share premium
New share capital subscribed	10		10					10
Treasury shares
Movement in own shares in respect of share-based payment plans	(54)			(54)				(54)
Net increase (decrease) in equity	(367)		10	(155)	(200)	(22)	5	(362)
Balance at end of period at Jun. 30, 2020	$ 19,110	$ 172	$ 2,635	$ 13,420	$ 693	$ 2,190	$ 197	$ 19,307